UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02297

Stratton Growth Fund, Inc.

(Exact name of registrant as specified in charter)

610 W. Germantown Pike, Suite 300 Plymouth Meeting, PA 19462-1050

(Address of principal executive offices) (Zip code)

Patricia L. Sloan, Secretary/Treasurer

Stratton Growth Fund, Inc.

610 W. Germantown Pike, Suite 300

Plymouth Meeting, PA 19462-1050

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-941-0255

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS September 30, 2005 (unaudited)

Stratton Growth Fund

	Number of Shares	Market Value[1]
COMMON STOCKS – 90.8%
Banking/Financial – 5.1%
Bank of America Corp.	10,000	$421,000
Bear Stearns Companies Inc.	10,000	1,097,500
Commerce Bancorp, Inc. (NJ)	90,000	2,762,100
Lehman Brothers Holdings Inc.	35,000	4,076,800

		8,357,400

Basic Materials – 2.5%
Vulcan Materials Co.	55,000	4,081,550

Business Services – 4.4%
NCR Corp.†	100,000	3,191,000
R.R. Donnelley & Sons Co.	110,000	4,077,700

		7,268,700

Capital Goods – 12.4%
Briggs & Stratton Corp.	90,000	3,113,100
Caterpillar Inc.	70,000	4,112,500
Ingersoll-Rand Co. Class A	90,000	3,440,700
Rockwell Automation, Inc.	65,000	3,438,500
Textron Inc.	45,000	3,227,400
Tyco International Ltd.	110,000	3,063,500

		20,395,700

Chemicals – 3.1%
Georgia Gulf Corp.	50,000	1,204,000
PolyOne Corp.†	280,000	1,696,800
Rohm and Haas Co.	55,000	2,262,150

		5,162,950

Construction – 10.6%
Beazer Homes USA, Inc.	50,000	2,933,500
Centex Corp.	50,000	3,229,000
D. R. Horton, Inc.	90,000	3,259,800
KB Home	30,000	2,196,000
Lennar Corp. Class A	45,000	2,689,200
Pulte Homes, Inc.	76,000	3,261,920

		17,569,420

Consumer Durables – 2.0%
The Black & Decker Corp.	40,000	3,283,600

Consumer Non-Durables – 2.6%
VF Corp.	75,000	4,347,750

Consumer Services – 3.5%
American Express Co.	21,000	1,206,240
Cendant Corp.	70,000	1,444,800
The Charles Schwab Corp.	220,000	3,174,600

		5,825,640

Energy – 20.8%
Anadarko Petroleum Corp.	40,000	3,830,000
Chesapeake Energy Corp.	140,000	5,355,000
EOG Resources, Inc.	70,000	5,243,000
Occidental Petroleum Corp.	50,000	4,271,500
Penn Virginia Corp.	80,000	4,616,800
Valero Energy Corp.	60,000	6,783,600
XTO Energy, Inc.	93,333	4,229,852

		34,329,752

Health Care – 0.3%
Health Management Associates, Inc.	20,000	469,400

Industrial – 2.0%
Parker Hannifin Corp.	50,000	3,215,500

Insurance/Services – 10.1%
The Allstate Corp.	70,000	3,870,300
Lincoln National Corp.	20,000	1,040,400
PacifiCare Health Systems, Inc.†	50,000	3,989,000
The St. Paul Travelers Companies, Inc.	90,000	4,038,300
WellPoint Inc.†	50,000	3,791,000

		16,729,000

Technology – 3.8%
AMETEK, Inc.	80,000	3,437,600
C&D Technologies, Inc.	250,000	2,352,500
Jabil Circuit, Inc.†	15,000	463,800

		6,253,900

Transportation – 4.9%
Burlington Northern Santa Fe Corp.	60,000	3,588,000
Maritrans Inc.	30,000	960,000
Yellow Roadway Corp.†	85,000	3,520,700

		8,068,700

Utilities – 2.7%
TXU Corp.	40,000	4,515,200

Total Common Stocks (Cost $103,514,387)		149,874,162

	Principal Amount	Market Value[1]
SHORT-TERM INVESTMENTS – 8.9%
PNC Bank Money Market Account 3.23%, due 10/01/05	$14,689,984	$14,689,984

Total Short-Term Investments (Cost $14,689,984)		14,689,984

Total Investments – 99.7% (Cost $118,204,371*)		164,564,146
Other Assets Less Liabilities – 0.3%		498,355

NET ASSETS – 100.00%		$165,062,501

†	Non-income producing security
*	Aggregate cost for federal income tax purposes is $118,204,371 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$49,328,205
Gross unrealized depreciation	(2,968,431)

Net unrealized appreciation	$46,359,774

[1]	Security Valuation – Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker. All other securities and assets are valued at their fair value as determined in good faith by the Boards of Directors of the Funds, which may include the amortized cost method for securities maturing in sixty days or less and other cash equivalent investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stratton Growth Fund, Inc.
(Registrant)

By (Signature and Title)*	/s/ James W. Stratton
James W. Stratton, Chief Executive Officer
(principal executive officer)

Date November 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James W. Stratton
James W. Stratton, Chief Executive Officer
(principal executive officer)

Date November 23, 2005

By (Signature and Title)*	/s/ James A. Beers
James A. Beers, Chief Financial Officer
(principal financial officer)

Date November 28, 2005

*	Print the name and title of each signing officer under his or her signature.